Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments And Guarantees With Off Balance Sheet Risk Disclosure [Abstract]
Letters of credit, bank guarantees, surety bonds and corporate guarantees
As of December 31, 2014, the Company had the following financial instruments with off-balance-sheet risk:

	Reclamation Obligations	Coal Lease Obligations	Workers’ Compensation Obligations	Other(1)	Total
	(Dollars in millions)
Self bonding	$1,361.4	$—	$—	$—	$1,361.4
Surety bonds	325.2	103.8	92.3	11.4	532.7
Bank guarantees	319.8	—	—	117.4	437.2
Letters of credit	17.6	—	34.1	100.9	152.6
	$2,024.0	$103.8	$126.4	$229.7	$2,483.9

(1)
Other includes the $79.7 million in letters of credit related to Dominion Terminal Associates and the PBGC, as described below, and an additional $150.0 million in bank guarantees, letters of credit and surety bonds related to road maintenance, performance guarantees and other operations.